OTHER PAYABLES	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
OTHER PAYABLES
NOTE 12:-	OTHER PAYABLES

	Year ended December 31,
	2018	2019

Liability in respect for purchase of shares (see Note 16c)	1,532	1,723
Former shareholder ( see Note 16b )	-	3,167
Related parties	227	214
Deferred Revenues	198	249
Other	79	384

	2,036	5,737